Expense Example, No Redemption - Stone Ridge U.S. Hedged Equity Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,125
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	$ 1,300